Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Liabilities
Schedule of other current liabilities

The following is a summary of other current liabilities as of December 31, 2022 and 2023 (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Payable of deposits	23,455	19,889
Accrued VAT tax payable	42,204	55,592
Payable to the users	28,243	9,989
Payable of employee benefits	8,637	8,617
Consideration and contingent consideration payables for acquisitions	43,565	29,991
Reimbursement from the depositary bank	12,376	43,513
Others	7,051	4,152
Total	165,531	171,743